Equity-settled share-based payments - Summery of Fair Value of Options Granted, Calculated Using Binomial or Monte Carlo Model and Inputs Into the Model (Details)	12 Months Ended
	Dec. 31, 2021 yr £ / shares	Dec. 31, 2020 yr £ / shares	Dec. 31, 2019 yr £ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price	£ 586.0	£ 461.0	£ 175.9
Weight average hurdle price		90.0	218.6
Weighted average exercise price (pence)	£ 520.0	£ 352.0	£ 129.4
Option life (years) | yr	10.0	10.0	10.0
Expected volatility	65.00%	70.00%	70.00%
Bottom Of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	65.00%	70.00%	50.00%
Risk free rate	0.28%	0.19%	0.41%
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	70.00%	72.00%	72.00%
Risk free rate	1.04%	0.44%	1.32%